THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

                        THE HARTFORD MUTUAL FUNDS, INC.
                       SUPPLEMENT DATED DECEMBER 31, 1997
                    TO THE PROSPECTUS DATED AUGUST 22, 1997

                           CLASS A AND CLASS B SHARES

     The prospectus is amended as follows:

New Minimum Initial and Subsequent Investment Amounts

     Effective January 1, 1998, each Fund's minimum initial investment amount for individual retirement accounts is reduced to $250. The minimum subsequent investment amount for all accounts, including IRAs, is $25.

Investor Expenses, Note 5, Page 3

     The Distributor has agreed to extend its voluntary waiver of .05% of the .35% 12b-1 fee assessed on Class A shares through at least May 1, 1999.

Investor Expenses, Note 6, Page 3

     The Investment Manager has agreed to extend its voluntary reimbursement program for each Fund as indicated in Note 6 through at least May 1, 1999.

Performance of The Hartford Mutual Funds and Similar Funds

     The figures set forth below update the past performance figures which appear in the prospectus. The first table reflects the actual performance of The Hartford Mutual Funds, Inc. The subsequent tables indicate the past performance of five mutual funds with substantially similar objectives and policies (the "Insurance Funds") to five of The Hartford Mutual Funds. THE PAST PERFORMANCE OF THE INSURANCE FUNDS IS NOT THE PERFORMANCE OF YOUR FUNDS AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR SUCH PERFORMANCE. PLEASE SEE PAGES 14 THROUGH 16 OF YOUR PROSPECTUS FOR ADDITIONAL DETAILS ON THE DIFFERENCES BETWEEN THE INSURANCE FUNDS AND THE HARTFORD MUTUAL FUNDS, INC.

THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

Actual Fund Performance (as of 11/30/97)

                                           ONE YEAR                           SINCE INCEPTION - 7/22/96
                            ---------------------------------------    ---------------------------------------
                              CLASS A SHARES       CLASS B SHARES        CLASS A SHARES       CLASS B SHARES
                            ------------------    -----------------    ------------------    -----------------
                             WITH     WITHOUT      WITH     WITHOUT     WITH     WITHOUT      WITH     WITHOUT
                            SALES      SALES      SALES      SALES     SALES      SALES      SALES      SALES
 FUND NAME/ASSET SIZE(1)    CHARGE    CHARGE(2)   CHARGE    CHARGE     CHARGE    CHARGE(2)   CHARGE    CHARGE
--------------------------  ------    --------    ------    -------    ------    --------    ------    -------
Capital Appreciation
  Fund....................  53.84%      62.79%    56.76%     61.76%    69.33%      76.56%    73.02%     75.45%
Small Company Fund........  13.57%      20.18%    14.38%     19.38%    21.57%      26.76%    23.24%     25.98%
International
  Opportunities Fund......  -3.45%       2.17%    -3.57%      1.43%     2.54%       6.95%     3.33%      6.23%
Stock Fund................  20.38%      27.39%    21.53%     26.53%    29.85%      35.39%    31.79%     34.46%
Dividend and Growth
  Fund....................  20.28%      27.28%    21.33%     26.33%    28.15%      33.62%    29.94%     32.62%
Advisers Fund.............  13.05%      19.63%    13.67%     18.67%    20.62%      25.77%    22.12%     24.86%
Bond Income Strategy
  Fund....................   3.66%       8.54%     2.82%      7.82%     7.55%      11.27%     7.63%     10.49%
Money Market Fund.........    N/A        4.72%      N/A        N/A       N/A        4.70%      N/A       1.11%

---------------
(1) As of November 30, 1997, the total assets of each fund were as follows:
    Capital Appreciation Fund, $401,756,696; Small Company Fund, $35,270,165; International Opportunities Fund, $27,787,659; Stock Fund, $88,802,109; Dividend and Growth Fund, $97,260,621; Advisers Fund, $155,298,753; Bond Income Strategy Fund, $36,016,182; and Money Market Fund, $29,769,201.

(2) Certain persons may purchase Class A Shares that are not subject to the Class A Initial Sales Charge (see "Waiver of Class A Initial Sales Charge" in the Prospectus) and certain other persons may purchase Class A Shares subject to less than the maximum Initial Sales Charge (see "Reduced Sales Charges for Class A Share Purchases" in the Prospectus.)

Performance of Similar Funds (as of 11/30/97)

     The following four tables show the average annualized total returns for the Insurance Funds for the one, three, five and ten year (or life of the Insurance Fund, if shorter) periods ended November 30, 1997. These figures are based on the actual gross investment performance of the Insurance Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses reflected in the Investor Expenses Table on page 3 of the prospectus are deducted to arrive at the net return. The first table for each Class shown reflects a deduction for the maximum applicable sales charge, while the second table for each Class shown reflects no deduction for sales charges. Performance figures are lower when sales charges are taken into effect.

            ASSUMING CLASS A SHARE TOTAL FUND OPERATING EXPENSES AND THE MAXIMUM INITIAL SALES LOAD APPLICABLE TO CLASS A SHARES

                   INSURANCE FUND
                (INCEPTION DATE AND                                                        10 YEARS OR
                   ASSET SIZE)(1)                     1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION
----------------------------------------------------  ------     -------     -------     ---------------
Hartford Capital Appreciation Fund, Inc. (April 2,
  1984).............................................  13.69%      21.52%      17.25%          19.31%
Hartford International Opportunities Fund, Inc.
  (July 2, 1990)....................................  -4.48%       6.00%       9.28%           5.20%
Hartford Stock Fund, Inc. (August 31, 1977).........  19.00%      26.47%      17.38%          16.42%
Hartford Dividend and Growth Fund, Inc. (March 8,
  1994).............................................  20.24%      26.61%        N/A           20.96%
Hartford Advisers Fund, Inc. (March 31, 1983).......  13.41%      19.92%      13.23%          13.32%

THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

   ASSUMING CLASS A SHARE TOTAL FUND OPERATING EXPENSES WITH NO INITIAL SALES
                                    LOAD(2)

                   INSURANCE FUND
                (INCEPTION DATE AND                                                        10 YEARS OR
                   ASSET SIZE)(1)                     1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION
----------------------------------------------------  ------     -------     -------     ---------------
Hartford Capital Appreciation Fund, Inc. (April 2,
  1984).............................................  20.31%      23.83%      18.59%          19.98%
Hartford International Opportunities Fund, Inc.
  (July 2, 1990)....................................   1.07%       8.02%      10.52%           6.00%
Hartford Stock Fund, Inc. (August 31, 1977).........  25.93%      28.88%      18.72%          17.08%
Hartford Dividend and Growth Fund, Inc. (March 8,
  1994).............................................  27.24%      29.02%        N/A           22.81%
Hartford Advisers Fund, Inc. (March 31, 1983).......  20.01%      22.21%      14.51%          13.97%

---------------
(1) As of November 30, 1997, the total assets of each fund were as follows:
    Capital Appreciation Fund, $4,728,736,850; International Opportunities Fund, $1,099,216,196; Stock Fund, $4,608,944,934; Dividend and Growth Fund,
    $1,886,844,631; and Advisers Fund, $8,115,898,700.

(2) Certain persons may purchase Class A Shares that are not subject to the Class A Initial Sales Charge (see "Waiver of Class A Initial Sales Charge" in the Prospectus) and certain other persons may purchase Class A Shares subject to less than the maximum Initial Sales Charge (see "Reduced Sales Charges for Class A Share Purchases" in the Prospectus).

            ASSUMING CLASS B SHARE TOTAL FUND OPERATING EXPENSES AND
              REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD

                   INSURANCE FUND
                (INCEPTION DATE AND                                                        10 YEARS OR
                   ASSET SIZE)(1)                     1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION
----------------------------------------------------  ------     -------     -------     ---------------
Hartford Capital Appreciation Fund, Inc. (April 2,
  1984).............................................  14.47%      22.30%      17.55%          19.14%
Hartford International Opportunities Fund, Inc.
  (July 2, 1990)....................................  -4.63%       6.39%       9.47%           5.26%
Hartford Stock Fund, Inc. (August 31, 1977).........  20.05%      27.37%      17.68%          16.26%
Hartford Dividend and Growth Fund, Inc. (March 8,
  1994).............................................  21.35%      27.50%        N/A           21.47%
Hartford Advisers Fund, Inc. (March 31, 1983).......  14.17%      20.67%      13.47%          13.17%

            ASSUMING CLASS B SHARE TOTAL FUND OPERATING EXPENSES AND
             NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD

                   INSURANCE FUND
                (INCEPTION DATE AND                                                        10 YEARS OR
                   ASSET SIZE)(1)                     1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION
----------------------------------------------------  ------     -------     -------     ---------------
Hartford Capital Appreciation Fund, Inc. (April 2,
  1984).............................................  19.47%      22.97%      17.76%          19.14%
Hartford International Opportunities Fund, Inc.
  (July 2, 1990)....................................   0.37%       7.26%       9.75%           5.26%
Hartford Stock Fund, Inc. (August 31, 1977).........  25.05%      27.98%      17.89%          16.26%
Hartford Dividend and Growth Fund, Inc. (March 8,
  1994).............................................  26.35%      28.12%        N/A           21.94%
Hartford Advisers Fund, Inc. (March 31, 1983).......  19.17%      21.35%      13.71%          13.17%

---------------
(1) As of November 30, 1997, the total assets of each fund were as follows:
    Capital Appreciation Fund, $4,728,736,850; International Opportunities Fund, $1,099,216,196; Stock Fund, $4,608,944,934; Dividend and Growth Fund,
    $1,886,844,631; and Advisers Fund, $8,115,898,700.

THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

                        THE HARTFORD MUTUAL FUNDS, INC.
                       SUPPLEMENT DATED DECEMBER 31, 1997
                    TO THE PROSPECTUS DATED AUGUST 22, 1997

                                 CLASS Y SHARES

     The prospectus is amended as follows:

Investor Expenses, Note 2, Page 3

     The Investment Manager has agreed to extend its voluntary reimbursement program for each Fund as indicated in Note 2 through at least May 1, 1999.

Performance of The Hartford Mutual Funds and Similar Funds

     The figures set forth below update the past performance figures which appear in the prospectus. The first table reflects the actual performance of The Hartford Mutual Funds, Inc. The subsequent table indicates the past performance of five mutual funds with substantially similar objectives and policies (the "Insurance Funds") to five of The Hartford Mutual Funds. THE PAST PERFORMANCE OF THE INSURANCE FUNDS IS NOT THE PERFORMANCE OF YOUR FUNDS AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR SUCH PERFORMANCE. PLEASE SEE PAGES 13 THROUGH 14 OF YOUR PROSPECTUS FOR ADDITIONAL DETAILS ON THE DIFFERENCES BETWEEN THE INSURANCE FUNDS AND THE HARTFORD MUTUAL FUNDS, INC.

Actual Fund Performance (as of 11/30/97)

                                                                                  SINCE INCEPTION --
FUND NAME/ASSET SIZE(1)                                              ONE YEAR          7/22/96
-------------------------------------------------------------------  --------     ------------------
Capital Appreciation Fund..........................................    63.62%            77.42%
Small Company Fund.................................................    20.79%            27.40%
International Opportunities Fund...................................     2.55%             7.40%
Stock Fund.........................................................    27.96%            36.01%
Dividend and Growth Fund...........................................    27.71%            34.12%
Advisers Fund......................................................    20.17%            26.34%
Bond Income Strategy Fund..........................................     9.04%            11.80%
Money Market Fund..................................................     5.23%             5.29%

---------------
(1) As of November 30, 1997, the total assets of each fund were as follows:
    Capital Appreciation Fund, $401,756,696; Small Company Fund, $35,270,165; International Opportunities Fund, $27,787,659; Stock Fund, $88,802,109; Dividend and Growth Fund, $97,260,621; Advisers Fund, $155,298,753; Bond Income Strategy Fund, $36,016,182; and Money Market Fund, $29,769,201.

THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

Performance of Similar Funds (as of 11/30/97)

     The following table shows the average annualized total returns for the Insurance Funds for the one, three, five and ten year (or life of the Insurance Fund, if shorter) periods ended November 30, 1997. These figures are based on the actual gross investment performance of the Insurance Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses reflected in the Investor Expenses Table on page 3 of the prospectus are deducted to arrive at the net return.

              ASSUMING CLASS Y SHARE TOTAL FUND OPERATING EXPENSES

                                                                                           10 YEARS OR
INSURANCE FUND (INCEPTION DATE AND ASSET SIZE)(1)       1 YEAR     3 YEARS     5 YEARS   SINCE INCEPTION
------------------------------------------------------  ------     -------     -------   ---------------
Hartford Capital Appreciation Fund, Inc.
  (April 2, 1984).....................................  20.85%      24.39%      19.12%        20.52%
Hartford International Opportunities Fund, Inc.
  (July 2, 1990)......................................   1.53%       8.51%      11.02%         6.48%
Hartford Stock Fund, Inc.
  (August 31, 1977)...................................  26.50%      29.46%      19.25%        17.61%
Hartford Dividend and Growth Fund, Inc.
  (March 8, 1994).....................................  27.81%      29.60%        N/A         23.36%
Hartford Advisers Fund, Inc.
  (March 31, 1983)....................................  20.55%      22.76%      15.03%        14.48%

---------------
(1) As of November 30, 1997, the total assets of each fund were as follows:
    Capital Appreciation Fund, $4,728,736,850; International Opportunities Fund, $1,099,216,196; Stock Fund, $4,608,944,934; Dividend and Growth Fund,
    $1,886,844,631; and Advisers Fund, $8,115,898,700.